Operating and Direct Financing Leases - Components of Net Investment in Direct Financing Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Total minimum lease payments to be received	$ 675,013	$ 741,604
Estimated unguaranteed residual value of leased properties	203,465	203,465
Initial direct costs and other	1,409	1,636
Less unearned revenue	(443,286)	(486,797)
Total	436,601	459,908
Less current portion	12,303	23,171
Long-term portion	$ 424,298	$ 436,737